PROPERTY, PLANT EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
PROPERTY, PLANT EQUIPMENT
Schedule of property plant and equipment
	December 31,	September 30,
	2024	2024
Autos and vehicles	$87,204	$87,204
Equipment	54,603	54,603
Total	141,807	141,807
Less: accumulated depreciation	(7,090)	-
Total property, plant & equipment, net	$134,717	$141,807

2024
Autos and vehicles	$87,204
Equipment	54,603
Total property, plant & equipment	$141,806